15. RECLAMATION OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Reclamation Obligations Abstract
RECLAMATION OBLIGATIONS

The reclamation obligations balance consists of:

	At December 31	At December 31
(in thousands)	2017	2016

Reclamation obligations -by location:
Elliot Lake	$13,368	$12,470
McClean and Midwest Joint Ventures	9,339	8,479
Other	17	16
	$22,724	$20,965

Reclamation obligations -by duration:
Current	$653	$810
Non-current	22,071	20,155
	$22,724	$20,965

The reclamation obligations continuity summary is as follows:

(in thousands)	2017	2016

Balance-January 1	$20,965	$19,460
Accretion	999	903
Expenditures incurred	(754)	(502)
Liability adjustments-income statement (note 22)	56	461
Liability adjustments-balance sheet (note 12)	(20)	50
Foreign exchange	1,478	593
Balance-December 31	$22,724	$20,965

Site Restoration: Elliot Lake

The Elliot Lake uranium mine was closed in 1992 and capital works to decommission this site were completed in 1997. The remaining provision is for the estimated cost of monitoring the Tailings Management Areas at the Denison and Stanrock sites and for treatment of water discharged from these areas. The Company conducts its activities at both sites pursuant to licenses issued by the Canadian Nuclear Safety Commission (“CNSC”). The above accrual represents the Company’s best estimate of the present value of the total future reclamation cost based on assumptions as to levels of treatment, which will be required in the future, discounted at 4.62% (2016: 4.61%). As at December 31, 2017, the undiscounted amount of estimated future reclamation costs, in current year dollars, is $26,147,000 (CAD$32,803,000) (December 31, 2016: $24,254,000 (CAD$32,564,000)). Revisions to the reclamation liability for Elliot Lake are recognized in the income statement as there is no net reclamation asset associated with this site.

Spending on restoration activities at the Elliot Lake site is funded from monies in the Elliot Lake Reclamation Trust fund (see note 11).

Site Restoration: McClean Lake Joint Venture and Midwest Joint Venture

The McClean Lake and Midwest operations are subject to environmental regulations as set out by the Saskatchewan government and the CNSC. Cost estimates of the estimated future decommissioning and reclamation activities are prepared periodically and filed with the applicable regulatory authorities for approval. The above accrual represents the Company’s best estimate of the present value of the future reclamation cost contemplated in these cost estimates discounted at 4.62% (2016: 4.61%). As at December 31, 2017, the undiscounted amount of estimated future reclamation costs, in current year dollars, is $18,182,000 (CAD$22,810,000) (December 31, 2016: $16,774,000 (CAD$22,522,000)). The majority of the reclamation costs are expected to be incurred between 2037 and 2055.

Under the Mineral Industry Environmental Protection Regulations (1996), the Company is required to provide its pro-rata share of financial assurances to the province of Saskatchewan. As at December 31, 2017, the Company has in place irrevocable standby letters of credit, from a chartered bank, in favour of the Saskatchewan Ministry of the Environment, totalling CAD$24,135,000 which relate to the most recently filed reclamation plan dated March 2016.